Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Operating activities:
Net income (loss)	$ 17,382	$ 8,572	$ 58,796	$ (4,955)	$ (73,948)
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on sale of fixed assets and assets held for sale	433	7	(357)	1,240	0
Impairment of assets			129	27,937	44,424
Depreciation and amortization	13,628	13,493	55,017	59,465	58,695
Amortization of debt issuance costs and original issue discount	723	909	3,586	3,631	4,731
Deferred income taxes	(357)	4,549	2,556	(3,650)	(36,510)
(Gain) loss on extinguishment of debt	9,805	0	(1,661)	0	43,667
Provision for losses on accounts receivable and inventory	675	(343)	3,021	546	3,254
Stock-based compensation expense	2,720	2,045	21,127	13,523	8,398
Other adjustments to net income	0	(648)	(190)	0	0
Changes in operating assets and liabilities, net of effects from acquisitions
Accounts receivable			24,538	7,038	(12,124)
Inventories			(2,437)	67,509	7,675
Prepaid expenses and other current assets			(2,986)	(616)	16,613
Accounts payable			4,061	(43,710)	26,804
Income taxes			1,005	(3,814)	654
Accrued and other liabilities			(9,551)	16,311	(1,028)
Other, net			(8)	618	(3,093)
Changes in operating assets and liabilities	(12,840)	23,361
Net cash provided by continuing operating activities			156,646	141,073	88,212
Net cash (used for) discontinued operating activities			0	0	(1,879)
Net cash provided by operating activities	32,169	51,945	156,646	141,073	86,333
Investing activities:
Capital expenditures	(3,964)	(4,663)	(16,830)	(26,849)	(24,362)
Proceeds from sale of properties and equipment	34	14	75	1,451	7,396
Proceeds from sale of assets held for sale	3,024	0	2,400	0	0
Acquisitions of businesses, net of cash acquired			0	(30,549)	(39,787)
Working capital adjustment for acquisition			0	0	5,142
Proceeds from sale of an investment	0	458	1,328	4,844	2,736
Other, net	(20)	0	132	(78)	15
Net cash (used for) continuing investing activities			(12,895)	(51,181)	(48,860)
Net cash provided by discontinued investing activities			0	4,540	0
Net cash (used for) investing activities	(926)	(4,191)	(12,895)	(46,641)	(48,860)
Financing activities:
Borrowings under credit facility			0	788,000	657,000
Repayments under credit facility			0	(828,000)	(676,000)
Proceeds from short-term debt			0	1,692	4,126
Repayments of short-term debt	(4,200)	(315)	(1,619)	(1,661)	(5,825)
Proceeds from issuance of first and second lien credit agreements	498,750	0	0	0	665,400
Repayments of long-term debt	(637,350)	(1,050)	(22,175)	(4,200)	(438,558)
Issuance of common stock	4,680	26	52	49	674
Repurchase of common stock			0	(882)	(252,765)
Payment for debt financing costs and fees	(4,294)	0	0	(102)	(11,925)
Proceeds from foreign exchange forward option			0	999	0
Other, net	0	(1)	(166)	(1)	289
Net cash (used for) financing activities	(142,414)	(1,340)	(23,908)	(44,106)	(57,584)
Effects of foreign exchange rate changes on cash and cash equivalents	(1,135)	198	(162)	(3,088)	(1,299)
Increase (decrease) in cash and cash equivalents	(112,306)	46,612	119,681	47,238	(21,410)
Cash and cash equivalents at beginning of period	200,279	80,598	80,598	33,360	54,770
Cash and cash equivalents at end of period	87,973	127,210	200,279	80,598	33,360
Supplementary Cash Flow information
Interest paid			49,855	41,460	42,833
Income taxes paid, net of refunds			30,859	4,759	2,206
Capital expenditures, not yet paid	$ 173	$ 52	525	327	236
Non-cash preferred stock dividends			0	0	29,055
Reclassification of stock-based compensation liability			$ 43,870	$ 0	$ 0